Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
February 28, 2022
ASCF-NPRT1-0422
1.797929.118
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.8%
Interactive Media & Services - 2.5%
CarGurus, Inc. Class A (a)	367,700	17,815
Cars.com, Inc. (a)	1,034,100	16,732
Ziff Davis, Inc. (a)	180,600	18,168
		52,715
Media - 1.3%
TechTarget, Inc. (a)	363,200	28,468
TOTAL COMMUNICATION SERVICES		81,183
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 2.2%
Adient PLC (a)	496,300	22,209
Patrick Industries, Inc.	339,964	24,253
		46,462
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc. (a)(b)	414,500	17,633
Churchill Downs, Inc.	82,200	19,800
Lindblad Expeditions Holdings (a)	751,200	13,319
		50,752
Household Durables - 1.9%
Skyline Champion Corp. (a)	459,086	30,869
Tempur Sealy International, Inc.	295,000	9,738
		40,607
Internet & Direct Marketing Retail - 0.0%
BARK, Inc. (c)	402,800	1,269
Leisure Products - 0.6%
Clarus Corp.	613,838	13,977
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	167,905	5,435
American Eagle Outfitters, Inc. (b)	505,200	10,650
Boot Barn Holdings, Inc. (a)(b)	119,500	10,399
Lithia Motors, Inc. Class A (sub. vtg.)	56,500	19,256
Murphy U.S.A., Inc.	98,000	17,713
Musti Group OYJ	663,693	17,378
		80,831
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	253,321	21,211
TOTAL CONSUMER DISCRETIONARY		255,109
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	508,730	31,984
Food Products - 1.0%
Nomad Foods Ltd. (a)	817,700	20,590
TOTAL CONSUMER STAPLES		52,574
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (a)	1,554,000	35,633
Denbury, Inc. (a)	208,400	15,142
Enviva, Inc.	213,400	14,874
Hess Midstream LP (b)	298,448	9,538
HollyFrontier Corp.	80,456	2,450
		77,637
FINANCIALS - 15.4%
Banks - 8.1%
ConnectOne Bancorp, Inc.	883,000	29,139
First Interstate Bancsystem, Inc. (b)	525,600	21,339
Independent Bank Group, Inc.	293,051	22,609
Metropolitan Bank Holding Corp. (a)	237,400	24,274
PacWest Bancorp	570,900	28,214
Pinnacle Financial Partners, Inc.	114,822	11,606
ServisFirst Bancshares, Inc. (b)	253,700	22,168
Trico Bancshares	330,000	14,322
		173,671
Capital Markets - 3.2%
LPL Financial	174,600	31,594
Morningstar, Inc.	81,609	22,904
Patria Investments Ltd.	774,300	12,853
		67,351
Consumer Finance - 0.7%
PROG Holdings, Inc. (a)(b)	488,614	14,971
Insurance - 2.4%
Enstar Group Ltd. (a)	63,102	17,986
Old Republic International Corp.	645,100	16,998
Primerica, Inc.	129,400	16,808
		51,792
Thrifts & Mortgage Finance - 1.0%
Essent Group Ltd.	498,723	22,034
TOTAL FINANCIALS		329,819
HEALTH CARE - 13.6%
Biotechnology - 4.0%
ADC Therapeutics SA (a)	66,997	1,119
Agios Pharmaceuticals, Inc. (a)	137,300	4,274
Aurinia Pharmaceuticals, Inc. (a)(b)	247,900	3,049
Avid Bioservices, Inc. (a)(b)	525,111	10,754
Blueprint Medicines Corp. (a)	97,100	5,879
Bolt Biotherapeutics, Inc. (b)	2,455	9
Celldex Therapeutics, Inc. (a)	69,400	2,075
Cerevel Therapeutics Holdings (a)	195,600	5,178
Cytokinetics, Inc. (a)	216,000	7,629
Erasca, Inc.	254,100	3,151
Exelixis, Inc. (a)	281,900	5,787
Instil Bio, Inc. (a)(b)	325,900	3,497
Janux Therapeutics, Inc.	171,000	2,955
Keros Therapeutics, Inc. (a)	58,000	3,115
Mirati Therapeutics, Inc. (a)	28,000	2,472
Prelude Therapeutics, Inc. (a)(b)	254,637	2,248
PTC Therapeutics, Inc. (a)	111,200	3,905
Relay Therapeutics, Inc. (a)	218,100	5,258
Tenaya Therapeutics, Inc. (a)	171,900	2,004
TG Therapeutics, Inc. (a)	218,000	2,152
Xenon Pharmaceuticals, Inc. (a)	206,600	6,549
Zentalis Pharmaceuticals, Inc. (a)	48,346	2,412
		85,471
Health Care Equipment & Supplies - 2.6%
BioLife Solutions, Inc. (a)(b)	338,900	7,964
CryoPort, Inc. (a)(b)	7,580	260
Envista Holdings Corp. (a)	429,900	20,635
Heska Corp. (a)(b)	64,500	9,159
Tandem Diabetes Care, Inc. (a)	131,800	14,845
TransMedics Group, Inc. (a)	146,600	2,715
		55,578
Health Care Providers & Services - 3.7%
Acadia Healthcare Co., Inc. (a)	373,700	21,193
Chemed Corp.	46,000	22,001
LHC Group, Inc. (a)	93,577	12,742
The Ensign Group, Inc.	201,600	16,942
The Joint Corp. (a)(b)	152,619	6,257
		79,135
Life Sciences Tools & Services - 2.7%
Charles River Laboratories International, Inc. (a)	36,000	10,482
Medpace Holdings, Inc. (a)(b)	130,000	19,886
Olink Holding AB ADR (a)(b)	296,202	5,062
Syneos Health, Inc. (a)	274,300	21,725
		57,155
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (a)	103,900	6,734
Edgewise Therapeutics, Inc. (a)	174,400	2,056
NGM Biopharmaceuticals, Inc. (a)	214,500	3,187
Terns Pharmaceuticals, Inc.	30,384	101
		12,078
TOTAL HEALTH CARE		289,417
INDUSTRIALS - 18.4%
Aerospace & Defense - 0.6%
Vectrus, Inc. (a)	302,097	13,848
Building Products - 1.8%
CSW Industrials, Inc. (b)	87,934	10,581
Gibraltar Industries, Inc. (a)	91,865	4,439
Masonite International Corp. (a)	255,100	24,064
		39,084
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc.	118,200	18,767
Construction & Engineering - 1.6%
EMCOR Group, Inc.	177,600	20,520
NV5 Global, Inc. (a)	132,918	14,255
		34,775
Electrical Equipment - 2.2%
Array Technologies, Inc. (a)(b)	1,029,332	11,570
Atkore, Inc. (a)	339,700	34,551
		46,121
Machinery - 2.3%
ITT, Inc.	134,200	11,792
Kornit Digital Ltd. (a)(b)	94,000	8,914
Luxfer Holdings PLC sponsored	804,400	14,013
Oshkosh Corp.	120,800	13,414
		48,133
Professional Services - 4.9%
ASGN, Inc. (a)	158,100	17,516
Booz Allen Hamilton Holding Corp. Class A	180,700	14,581
FTI Consulting, Inc. (a)	81,200	11,855
KBR, Inc.	746,000	37,030
TriNet Group, Inc. (a)	278,500	24,316
		105,298
Road & Rail - 0.7%
TFI International, Inc.	135,100	14,090
Trading Companies & Distributors - 3.4%
Beacon Roofing Supply, Inc. (a)	274,700	16,397
Custom Truck One Source, Inc. Class A (a)(b)	1,098,374	8,633
GMS, Inc. (a)	516,218	28,005
Rush Enterprises, Inc. Class A	357,994	18,594
		71,629
TOTAL INDUSTRIALS		391,745
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.9%
Extreme Networks, Inc. (a)	1,585,700	18,220
Electronic Equipment & Components - 4.3%
Advanced Energy Industries, Inc.	219,600	18,853
Insight Enterprises, Inc. (a)	328,372	34,151
Napco Security Technologies, Inc. (b)	725,102	14,785
TD SYNNEX Corp.	243,941	24,841
		92,630
IT Services - 3.6%
Concentrix Corp.	159,041	31,791
Endava PLC ADR (a)	141,308	18,819
Perficient, Inc. (a)	166,400	16,956
Repay Holdings Corp. (a)(b)	524,460	9,057
		76,623
Semiconductors & Semiconductor Equipment - 3.9%
AEHR Test Systems (a)(b)	420,500	5,719
Ichor Holdings Ltd. (a)	463,100	16,315
MACOM Technology Solutions Holdings, Inc. (a)	272,900	16,401
SiTime Corp. (a)	66,400	13,422
Synaptics, Inc. (a)	135,345	30,917
		82,774
Software - 3.4%
Digital Turbine, Inc. (a)	286,300	13,880
Five9, Inc. (a)	105,200	11,572
Intapp, Inc.	532,400	12,277
Rapid7, Inc. (a)	167,600	17,340
Tenable Holdings, Inc. (a)	331,500	18,352
		73,421
TOTAL INFORMATION TECHNOLOGY		343,668
MATERIALS - 6.9%
Chemicals - 2.4%
Element Solutions, Inc.	1,082,600	26,610
Valvoline, Inc.	728,200	23,543
		50,153
Construction Materials - 1.3%
Eagle Materials, Inc.	207,800	28,433
Metals & Mining - 3.2%
Commercial Metals Co.	872,800	33,646
Constellium NV (a)	1,823,000	35,421
		69,067
TOTAL MATERIALS		147,653
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Essential Properties Realty Trust, Inc.	1,055,801	26,691
Lamar Advertising Co. Class A	251,400	27,418
Summit Industrial Income REIT	873,400	14,836
		68,945
Real Estate Management & Development - 1.3%
Cushman & Wakefield PLC (a)	1,202,300	26,354
TOTAL REAL ESTATE		95,299
UTILITIES - 1.6%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	219,378	15,453
Star Gas Partners LP	637,118	6,212
		21,665
Multi-Utilities - 0.6%
Telecom Plus PLC	613,229	11,922
TOTAL UTILITIES		33,587
TOTAL COMMON STOCKS (Cost $1,619,017)		2,097,691

Money Market Funds - 6.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.31% (d)	19,043,363	19,047
Fidelity Securities Lending Cash Central Fund 0.31% (d)(e)	111,698,047	111,709
TOTAL MONEY MARKET FUNDS (Cost $130,756)		130,756

Equity Funds - 0.9%
	Shares	Value ($) (000s)
Small Blend Funds - 0.9%
iShares Russell 2000 Index ETF (b) (Cost $16,221)	94,500	19,214

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $1,765,994)	2,247,661
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(113,165)
NET ASSETS - 100.0%	2,134,496

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,269,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
BARK, Inc.	12/17/20	4,028

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	15,879	248,211	245,043	4	-	-	19,047	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	158,795	164,860	211,946	47	-	-	111,709	0.3%
Total	174,674	413,071	456,989	51	-	-	130,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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